WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 37.8%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,370,000	$1,390,495	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,330,000	1,128,119	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	640,000	544,726	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,765,828	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	100,000	84,219
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	770,000	633,736
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	1,110,000	894,631

Total Diversified Telecommunication Services				7,441,754

Entertainment - 0.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	2,820,074	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	1,140,000	956,215	(a)(b)

Total Entertainment				3,776,289

Interactive Media & Services - 0.4%
Photo Holdings Merger Sub Inc., Senior Secured Notes	8.500%	10/1/26	1,784,000	1,652,618	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	866,185	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,546,033	(a)

Total Interactive Media & Services				5,064,836

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,330,000	2,807,606
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	410,000	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	$774,316
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	2,440,000	2,305,751	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,457,000	3,260,383	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,660,000	2,863,108
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,747,892	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	2,090,000	1,884,846
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	780,000	690,128
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	31,454
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,409,958
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,250,000	1,308,050	(a)

Total Media				19,493,492

Wireless Telecommunication Services - 1.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,900,000	2,759,843	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	730,000	607,174	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,880,000	1,547,588	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,944,000	1,929,420	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	999,360	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	1,000,000	956,330	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	3,430,000	3,044,811

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	$1,263,223	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,584,000	2,328,300	(a)

Total Wireless Telecommunication Services				15,436,049

TOTAL COMMUNICATION SERVICES				51,212,420

CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.1%
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	1,670,000	1,671,069	(a)

Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,860,000	3,143,333
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,200,000	1,170,096
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000	1,718,090
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	2,540,000	2,410,041
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,460,000	1,265,083
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,210,000	2,141,759	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,530,000	4,377,384	(a)

Total Automobiles				16,225,786

Distributors - 0.5%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050	5,451,236	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,446,998	1,624,226	(a)(b)

Total Distributors				7,075,462

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	678,000	623,336	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000	1,481,278	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step bond (7.500% to 7/8/26 then 0.000%)	7.500%	7/8/26	1,650,000	GBP	$2,037,884	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,430,000		3,323,053	(a)

Total Diversified Consumer Services					7,465,551

Hotels, Restaurants & Leisure - 2.9%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	3,710,000		3,446,126	(a)
Carnival Corp., Secured Notes	9.875%	8/1/27	5,790,000		6,251,463	(a)
Carnival PLC, Senior Secured Notes	7.875%	6/1/27	4,920,000		5,371,352
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,120,000		849,873	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	620,000		537,314	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	530,000		481,783	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	590,000		584,979	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		38,454
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,030,000		939,781
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		942,096	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,470,000		1,427,899	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,730,000		2,606,003	(a)
Royal Caribbean Cruises Ltd., Senior Notes	9.125%	6/15/23	1,380,000		1,426,423	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,389,960	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		582,657
Sands China Ltd., Senior Notes	2.550%	3/8/27	650,000		550,173	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000		755,648
Sands China Ltd., Senior Notes	3.100%	3/8/29	730,000		593,183	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000		161,371	(a)

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	640,000		$671,248	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	550,000		490,196	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	220,000		198,869	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	1,325,000		1,411,483
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,882,993	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	660,000		590,284	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	430,000		369,310	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,590,000		1,269,989	(a)
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,670,000		1,723,440	(a)

Total Hotels, Restaurants & Leisure					38,544,350

Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	620,000		583,161

Internet & Direct Marketing Retail - 0.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,560,000		2,884,810
Prosus NV, Senior Notes	3.061%	7/13/31	3,510,000		2,772,857	(a)

Total Internet & Direct Marketing Retail					5,657,667

Multiline Retail - 0.1%
Macy’s Retail Holdings LLC, Senior Notes	5.875%	3/15/30	840,000		789,600	(a)
Macy’s Retail Holdings LLC, Senior Notes	6.125%	3/15/32	710,000		658,110	(a)

Total Multiline Retail					1,447,710

Specialty Retail - 1.2%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,150,000		1,105,282
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	3,933,000		2,181,969

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,970,000		$1,796,147	(a)
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	4,450,000		4,465,286	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	2,310,000		1,821,724	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,580,000		1,454,137	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		498,058	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	2,070,000		1,788,107	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	157,649	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	1,060,000	EUR	1,111,549	(a)(d)

Total Specialty Retail					16,379,908

TOTAL CONSUMER DISCRETIONARY					95,050,664

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		704,201	(c)

Food Products - 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	780,000		727,131	(a)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,900,000		1,667,442
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	2,090,000		1,888,681	(a)

Total Food Products					4,283,254

TOTAL CONSUMER STAPLES					4,987,455

ENERGY - 8.2%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	4,270,000		3,912,793	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 7.9%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,500,000	$6,317,285	(a)
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,681,133	(a)
Colgate Energy Partners III LLC, Senior Notes	5.875%	7/1/29	4,200,000	4,184,796	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,600,000	1,637,976	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	2,500,000	2,381,250	(d)(e)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,147,123	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,000,000	975,719
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,937,102	(a)
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	890,000	757,613	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	842,029	(d)(e)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	528,728
Energy Transfer LP, Senior Notes	5.350%	5/15/45	600,000	550,727
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	500,000	490,260
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	220,000	178,639
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	324,841
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,607,940	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,770,000	$469,050	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,688,912	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,416,426	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,270,000	3,147,375	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,520,000	2,333,520	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,526,018	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,490,000	2,471,362	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,590,237	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,830,000	2,847,065	(a)
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	640,000	694,509
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	3,600,000	3,906,576
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	870,000	749,557
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	1,960,000	1,945,100	(a)
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	3,140,000	3,222,425	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,020,000	2,092,871
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	4,060,000	3,582,950
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,300,000	2,403,538	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	960,000	808,800	(d)(e)
Range Resources Corp., Senior Notes	8.250%	1/15/29	3,995,000	4,287,534

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,430,000	$1,366,036	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,450,000	1,433,956	(a)
Southwestern Energy Co., Senior Notes	7.750%	10/1/27	6,142,000	6,421,584
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	830,000	898,313
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,750,000	1,657,740
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	1,200,000	1,122,678	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,055,897	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,000,000	2,888,190
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.600%	3/15/48	1,260,000	1,190,914
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,779,813	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,570,000	1,427,177	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,750,000	1,525,195	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,000,000	1,993,830	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	3,500,811
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	3,304,119
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	699,901
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,334,861	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000		$1,094,939	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	1,097,430		974,348	(a)

Total Oil, Gas & Consumable Fuels					105,397,288

TOTAL ENERGY					109,310,081

FINANCIALS - 5.0%
Banks - 2.4%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	1,716,353	(c)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		198,129	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,708,398	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,110,000		1,100,937	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,284,287	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		1,022,794	(d)(e)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	1,392,690	(c)(d)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	$3,761,498	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,010,000		1,088,600	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,710,000	EUR	1,807,933	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,046,096	(a)
JPMorgan Chase & Co., Senior Notes (4.323% to 4/26/27 then SOFR + 1.560%)	4.323%	4/26/28	2,520,000		2,511,651	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	2,547,197	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,062,745	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	5,106,347	(d)(e)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	994,205	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000	$1,870,037	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000	798,942	(a)(d)

Total Banks				32,018,839

Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	3,300,000	2,872,650	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	1,790,000	1,325,701	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000	1,258,202	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000	605,608	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000	2,913,625	(a)(d)(e)

Total Capital Markets				8,975,786

Consumer Finance - 0.4%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000	2,040,511	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	1,805,864	(a)
Navient Corp., Senior Notes	5.625%	8/1/33	740,000	586,021
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000	1,338,781	(a)

Total Consumer Finance				5,771,177

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	150,001

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	440,000		$441,131
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	1,070,000		890,840
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,579,689		3,955,660	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000		1,289,079	(a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	1,560,000		1,179,844	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	38,000		38,114	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000		190,622	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes (19.436% to 12/29/21 then 6.500%)	6.500%	3/29/2171	1,180,000	EUR	1,360,182	(c)(e)
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	910,000		877,117	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		1,034,647	(f)(g)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	630,000		550,519	(a)

Total Diversified Financial Services					11,957,756

Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	3,443,000		3,501,290	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	690,000		663,278	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,090,000	$949,706	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	410,000	400,146	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,013,130

Thrifts & Mortgage Finance - 0.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000	1,774,553	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,300,000	1,043,998	(a)

Total Thrifts & Mortgage Finance				2,818,551

TOTAL FINANCIALS				67,056,529

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	2,900,000	2,537,877	(a)

Health Care Providers & Services - 1.1%
Akumin Escrow Inc., Senior Secured Notes	7.500%	8/1/28	2,000,000	1,590,230	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	330,000	304,879	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	1,030,000	1,000,295
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000	3,319,007	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,760,000	2,484,304	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	2,460,000	2,340,493	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	2,100,000	2,161,299	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,720,000	1,487,404	(a)

Total Health Care Providers & Services				14,687,911

Health Care Technology - 0.2%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	3,600,000	3,317,616	(a)

Pharmaceuticals - 1.4%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000	1,782,438	(a)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	800,000		$688,964	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		199,065	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	610,000		591,316	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,180,000		1,135,078	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	1,934,216	(a)
Endo Dac/Endo Finance LLC/ Endo Finco Inc., Secured Notes	9.500%	7/31/27	1,800,000		1,423,422	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	4,550,000		3,963,300	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,143,112	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	3,530,000		3,342,345
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,200,000		2,015,750

Total Pharmaceuticals					18,219,006

TOTAL HEALTH CARE					38,762,410

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.7%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000		799,442	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,020,000		979,303	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	850,000		776,210
Boeing Co., Senior Notes	3.250%	2/1/35	1,230,000		986,477
Boeing Co., Senior Notes	5.805%	5/1/50	1,370,000		1,372,664
Boeing Co., Senior Notes	5.930%	5/1/60	1,920,000		1,904,598
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	760,000		791,973	(a)
Triumph Group Inc., Senior Notes	7.750%	8/15/25	1,910,000		1,860,140

Total Aerospace & Defense					9,470,807

Air Freight & Logistics - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	3,785,000		3,888,865

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	$1,083,151	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,306,548	1,245,029
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	1,740,000	2,004,358	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,570,000	1,515,364	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,080,000	1,157,391	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,200,000	5,146,742	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,730,000	1,689,570	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,000,000	3,063,270	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,341,999	1,418,922	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	697,200	674,804

Total Airlines				18,998,601

Building Products - 0.1%
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,111,832	(a)

Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	1,050,000	870,203	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,306,260	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	4,310,000	4,435,335

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000		$1,879,410	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	2,390,000		1,950,862	(a)

Total Commercial Services & Supplies					10,442,070

Construction & Engineering - 0.0%††
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000		252,328

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000		429,123	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	690,000		593,472	(a)

Total Containers & Packaging					1,022,595

Electrical Equipment - 0.2%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	3,320,000		2,896,750	(a)

Machinery - 0.6%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	3,330,000		3,442,854	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	5,022,000		3,773,254

Total Machinery					7,216,108

Professional Services - 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000		805,244	(a)

Trading Companies & Distributors - 0.7%
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,150,586	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,480,000		1,290,900	(a)
Ritchie Bros Holdings Inc., Senior Notes	4.750%	12/15/31	2,180,000		2,183,357	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,300,000		1,246,330
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		971,395

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	4.000%	7/15/30	1,265,000	$1,133,876
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,950,000	1,722,630

Total Trading Companies & Distributors				9,699,074

Transportation Infrastructure - 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	980,000	861,224	(a)
DP World Ltd., Senior Notes	5.625%	9/25/48	3,480,000	3,497,835	(a)

Total Transportation Infrastructure				4,359,059

TOTAL INDUSTRIALS				70,163,333

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	500,000	425,610	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,010,000	846,122	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	850,000	765,901	(a)

Total Communications Equipment				2,037,633

IT Services - 0.1%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	1,090,000	961,941	(a)

Software - 0.3%
LogMeIn Inc., Senior Secured Notes	5.500%	9/1/27	1,460,000	1,279,332	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	1,000,000	857,500	(a)
Uniquify Inc., Senior Secured Notes	6.000%	6/15/24	750,000	753,867	(a)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	1,000,000	886,400	(a)

Total Software				3,777,099

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp., Senior Notes	5.125%	4/15/29	2,210,000	2,108,683	(a)

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	970,000	$925,137	(a)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	10/15/27	750,000	893,438	(a)

Total Technology Hardware, Storage & Peripherals				3,927,258

TOTAL INFORMATION TECHNOLOGY				10,703,931

MATERIALS - 2.6%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	3,050,000	2,875,845	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	2,750,000	2,986,335	(a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	1,690,000	1,588,186
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,690,000	1,524,439

Total Chemicals				8,974,805

Construction Materials - 0.2%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	1,923,310	(a)

Containers & Packaging - 0.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	1,261,875	(a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	590,000	583,321

Total Containers & Packaging				1,845,196

Metals & Mining - 1.3%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	6,300,000	6,324,790	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,700,000	2,716,700	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000	861,002
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,042,261	(a)
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	727,000	716,240	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	810,000		$852,675
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	2,190,000		2,409,767
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	3,100,000		2,778,452	(a)

Total Metals & Mining					17,701,887

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,590,000		2,621,767
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,400,000		1,941,648

Total Paper & Forest Products					4,563,415

TOTAL MATERIALS					35,008,613

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	1,670,000		1,752,640
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	610,000		520,711
GEO Group Inc., Senior Notes	5.875%	10/15/24	4,000,000		3,565,900
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,280,000		1,279,554
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	1,785,801
Service Properties Trust, Senior Notes	7.500%	9/15/25	990,000		989,386
Service Properties Trust, Senior Notes	5.500%	12/15/27	980,000		893,025

Total Equity Real Estate Investment Trusts (REITs)					10,787,017

Real Estate Management & Development - 0.5%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000		873,600	(c)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,185,000		3,164,552	(a)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	2,150,000	$1,806,312	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000	1,252,441	(c)

Total Real Estate Management & Development				7,096,905

TOTAL REAL ESTATE				17,883,922

UTILITIES - 0.4%
Electric Utilities - 0.3%
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,030,000	4,042,834

Gas Utilities - 0.1%
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	700,000	640,489	(a)

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp., Senior Notes	2.450%	1/15/31	540,000	448,312

TOTAL UTILITIES				5,131,635

TOTAL CORPORATE BONDS & NOTES (Cost - $556,677,439)				505,270,993

SENIOR LOANS - 25.0%
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.5%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	6.151%	2/10/27	3,699,329	3,673,434	(d)(h)(i)
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	3.488%	4/22/26	1,455,000	1,303,004	(d)(h)(i)
Cinemark USA Inc., Additional Term Loan	2.210-2.520%	3/31/25	245,513	239,375	(d)(h)(i)
William Morris Endeavor Entertainment LLC, New Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.770% + 2.750%)	3.520%	5/18/25	1,171,417	1,150,917	(d)(h)(i)

Total Entertainment				6,366,730

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	4,583,700	4,483,111	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.6%
AppLovin Corp., Amendment No. 6 New Term Loan (1 mo. USD LIBOR + 3.000%)	3.764%	10/25/28	1,885,275	$1,876,244	(d)(h)(i)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	3.249%	11/18/24	449,678	440,826	(d)(h)(i)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	12/17/26	1,261,087	1,244,870	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.054%	1/31/28	1,588,574	1,568,899	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.804%	1/31/29	2,940,000	2,930,269	(d)(h)(i)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.054%	4/30/28	120,000	117,758	(d)(h)(i)

Total Media				8,178,866

TOTAL COMMUNICATION SERVICES				19,028,707

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/6/24	377,678	377,208	(d)(h)(i)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	4/30/26	4,649,375	4,584,493	(d)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	6.287%	3/30/27	1,395,900	1,396,340	(d)(h)(i)
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. USD LIBOR + 8.500%)	9.739%	3/30/28	830,000	831,037	(d)(h)(i)

Total Auto Components				7,189,078

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.7%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B1 (the greater of 3 mo. Term SOFR or 0.500% + 3.500%)	4.000%	12/21/28	2,100,043	$2,086,918	(d)(h)(i)
Adtalem Global Education Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 4.350%)	5.100%	8/12/28	2,345,253	2,336,822	(d)(h)(i)
Lakeshore Learning Materials, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	9/29/28	2,663,325	2,637,238	(d)(h)(i)
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	1,544,628	1,528,324	(d)(h)(i)
TruGreen LP, Second Lien Term Loan (1 mo. USD LIBOR + 8.500%)	9.264%	11/2/28	320,000	322,400	(d)(g)(h)(i)

Total Diversified Consumer Services				8,911,702

Hotels, Restaurants & Leisure - 1.8%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	8/17/28	3,821,266	3,799,791	(d)(h)(i)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	4.264%	7/21/25	905,361	902,907	(d)(h)(i)
Carnival Corp., 2021 Incremental Advance Term Loan B (the greater of 6 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/18/28	3,052,350	3,012,929	(d)(h)(i)
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,411,441	2,382,166	(d)(h)(i)
ClubCorp. Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	2.953%	9/18/24	3,405,426	3,319,814	(d)(h)(i)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.006%	3/8/24	393,000	393,000	(d)(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hornblower Sub LLC, Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	4/27/25	2,978,654	$2,698,660	(d)(h)(i)
Pacific Bells LLC, Delayed Draw Term Loan (1 mo. Term SOFR + 4.614%)	5.123%	11/10/28	14,949	14,743	(d)(g)(h)(i)
Pacific Bells LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	11/10/28	1,431,464	1,411,781	(d)(g)(h)(i)
Playa Resorts Holding BV, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	4/29/24	3,433,955	3,389,846	(d)(h)(i)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.770% + 2.250%)	3.020%	2/8/27	1,969,427	1,947,783	(d)(h)(i)

Total Hotels, Restaurants & Leisure				23,273,420

Internet & Direct Marketing Retail - 0.1%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/8/27	1,168,200	1,157,797	(d)(h)(i)

Leisure Products - 0.4%
19th Holdings Golf LLC, Initial Term Loan (the greater of 3 mo. Term SOFR or 0.500% + 3.250%)	3.750%	2/7/29	3,900,000	3,846,375	(d)(g)(h)(i)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.264%	5/30/28	1,711,140	1,694,927	(d)(h)(i)

Total Leisure Products				5,541,302

Specialty Retail - 2.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	2,903,175	2,875,958	(d)(h)(i)
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.500%)	3.250-3.264%	6/3/28	2,540,955	2,396,438	(d)(h)(i)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Empire Today LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	3,176,000	$2,970,354	(d)(h)(i)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	4.514%	3/6/28	4,094,063	4,062,845	(d)(h)(i)
Leslie’s Poolmart Inc., Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.019%	3/9/28	3,390,636	3,351,780	(d)(h)(i)
Lids Holdings Inc., Term Loan B (the greater of 1 mo. Term SOFR or 1.000% + 5.500%)	6.500%	12/14/26	4,272,187	4,208,105	(d)(f)(h)(i)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	553,000	546,779	(d)(h)(i)
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan (the greater of 1 mo. Term SOFR or 0.750% + 4.000%)	4.750%	5/4/28	4,347,150	4,329,044	(d)(h)(i)
PECF USS Intermediate Holding III Corp., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	4.758%	12/15/28	2,344,125	2,313,358	(d)(h)(i)
RVR Dealership Holdings LLC, 2022 Term Loan (the greater of 1 mo. Term SOFR or 0.750% + 3.750%)	4.500%	2/8/28	1,485,028	1,381,076	(d)(g)(h)(i)
Whatabrands LLC, Initial Term Loan B (1 mo. USD LIBOR + 3.250%)	4.014%	8/3/28	1,435,525	1,421,902	(d)(h)(i)

Total Specialty Retail				29,857,639

Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.063%	11/24/28	2,902,725	2,888,211	(d)(h)(i)

TOTAL CONSUMER DISCRETIONARY				78,819,149

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.1%
Beverages - 0.4%
City Brewing Co. LLC, First Lien Closing Date Term Loan (3 mo. USD LIBOR + 3.500%)	4.469%	4/5/28	1,512,400		$1,424,174	(d)(h)(i)
Naked Juice LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	4.001%	1/24/29	181,357		178,183	(d)(h)(i)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.506%	3/31/28	3,503,527		3,411,139	(d)(h)(i)

Total Beverages					5,013,496

Food & Staples Retailing - 0.2%
Froneri International PLC, Term Loan Facility B1 (6 mo. EURIBOR + 2.375%)	2.375%	1/29/27	470,000	EUR	474,893	(d)(h)(i)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.014%	1/29/27	1,208,475		1,181,514	(d)(h)(i)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	2.508%	9/14/26	1,119,352		1,104,806	(d)(h)(i)

Total Food & Staples Retailing					2,761,213

Food Products - 0.3%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	8.207%	10/1/26	260,000		235,139	(d)(h)(i)
Del Monte Foods Inc., Initial Term Loan	—	5/16/29	3,580,000		3,553,168	(j)
Sovos Brands Intermediate, Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	6/8/28	870,414		864,973	(d)(h)(i)

Total Food Products					4,653,280

Household Products - 0.2%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.000%)	1.764%	12/23/28	2,603,475		2,291,058	(d)(g)(h)(i)

TOTAL CONSUMER STAPLES					14,719,047

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.700%	8/4/28	1,423,580	$1,407,821	(d)(h)(i)

FINANCIALS - 4.0%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.563%	8/2/28	2,360,000	2,330,500	(d)(h)(i)

Capital Markets - 1.0%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	984,555	979,239	(d)(h)(i)
Focus Financial Partners LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	3.264%	6/30/28	2,174,597	2,163,136	(d)(h)(i)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.764%	7/3/24	2,403,992	2,392,970	(d)(h)(i)
Jump Financial LLC, Term Loan (1 mo. Term SOFR + 4.500%)	5.315%	8/7/28	7,813,568	7,696,364	(d)(g)(h)(i)

Total Capital Markets				13,231,709

Diversified Financial Services - 1.8%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	3.315%	2/2/28	163,886	162,832	(d)(h)(i)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.000%)	5.527%	2/20/29	2,460,000	2,435,400	(d)(g)(h)(i)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	7.514%	4/7/28	1,180,000	1,194,750	(d)(g)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. Term SOFR or 1.000% + 3.750%)	4.750%	4/9/27	373,350	372,678	(d)(h)(i)
Greystone Select Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.044%	6/16/28	2,311,200	2,302,533	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.000%)	3.815%	3/20/28	4,627,115	$4,573,603	(d)(h)(i)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	1/26/28	4,447,298	4,402,825	(d)(h)(i)
Resolute Investment Managers Inc., First Lien Term Loan C (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	4/30/24	1,254,145	1,242,388	(d)(h)(i)
TKC Holdings Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.500% + 5.500%)	7.000%	5/15/28	2,857,610	2,839,450	(d)(h)(i)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	4,041,343	3,989,249	(d)(h)(i)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	3.573%	1/13/29	1,340,000	1,332,670	(d)(h)(i)

Total Diversified Financial Services				24,848,378

Insurance - 0.7%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	4.264%	2/15/27	519,400	512,583	(d)(h)(i)
Acrisure LLC, 2021-2 Additional Term Loan (1 mo. USD LIBOR + 4.250%)	5.014%	2/15/27	1,655,850	1,646,883	(d)(h)(i)
Asurion LLC, New Term Loan B4 (1 mo. USD LIBOR + 5.250%)	6.014%	1/20/29	3,890,000	3,780,107	(d)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.014%	7/31/27	1,584,000	1,550,340	(d)(h)(i)
Ryan Specialty Group, LLC, Term Loan B1 (1 mo. Term SOFR + 3.000%)	3.800%	9/1/27	305,678	305,393	(d)(h)(i)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	12/31/25	1,160,025	1,150,484	(d)(h)(i)

Total Insurance				8,945,790

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	5/15/26	3,376,599	$3,296,405	(d)(g)(h)(i)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. USD LIBOR + 3.500%)	4.132%	3/11/28	1,108,800	1,097,712	(d)(g)(h)(i)

Total Mortgage Real Estate Investment Trusts (REITs)				4,394,117

TOTAL FINANCIALS				53,750,494

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.4%
Radiology Partners Inc., Replacement Term Loan B (1 mo. USD LIBOR + 4.250%)	4.804-4.882%	7/9/25	5,000,000	4,929,700	(d)(h)(i)

Health Care Providers & Services - 2.3%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	11/15/28	1,880,000	1,857,205	(d)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	2/18/27	1,099,274	1,087,693	(d)(h)(i)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 6.750%)	7.756%	11/15/29	1,726,669	1,712,286	(d)(h)(i)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	1,503,919	1,494,520	(d)(h)(i)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.764%	11/15/27	1,189,664	1,164,324	(d)(h)(i)
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	6.688%	4/22/27	3,821,125	3,515,435	(d)(g)(h)(i)
Option Care Health Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	3.514%	10/27/28	2,860,125	2,853,432	(d)(h)(i)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.014%	3/5/26	1,547,473	1,524,400	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	11/15/28	3,850,000	$3,828,652	(d)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.764%	6/26/26	3,629,852	3,244,180	(d)(h)(i)
Western Dental Services Inc., Delayed Draw Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250-5.304%	8/18/28	459,344	457,826	(d)(h)(i)(j)
Western Dental Services Inc., Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.281%	8/18/28	4,478,775	4,463,973	(d)(h)(i)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 7.750%)	—	12/23/28	4,283,634	4,248,380	(d)(h)(i)

Total Health Care Providers & Services				31,452,306

Health Care Technology - 0.4%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	57,971	57,283	(g)(j)
AthenaHealth Group Inc., Term Loan B (1 mo. Term SOFR + 3.500%)	4.009%	2/15/29	342,029	337,967	(d)(g)(h)(i)
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.764%	4/6/28	4,229,847	4,138,652	(d)(h)(i)
Virgin Pulse Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.250%)	8.014%	4/6/29	1,270,000	1,231,900	(d)(g)(h)(i)

Total Health Care Technology				5,765,802

Life Sciences Tools & Services - 0.1%
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	138,462	136,471	(j)
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	4.006%	11/18/27	1,048,269	1,033,200	(d)(h)(i)

Total Life Sciences Tools & Services				1,169,671

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.6%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	5.006%	10/1/27	5,164,650	$5,158,220	(d)(h)(i)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	4.264%	5/5/28	2,848,475	2,847,763	(d)(h)(i)

Total Pharmaceuticals				8,005,983

TOTAL HEALTH CARE				51,323,462

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.8%
Vertex Aerospace Services Corp., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.764%	12/6/28	7,430,000	7,418,409	(d)(h)(i)
WP CPP Holdings LLC, First Lien Initial Term Loan	4.750-4.990%	4/30/25	1,689,320	1,600,631	(d)(h)(i)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (the greater of 3 mo. USD LIBOR or 1.240% + 7.750%)	8.990%	4/30/26	1,460,000	1,385,175	(d)(h)(i)

Total Aerospace & Defense				10,404,215

Air Freight & Logistics - 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.256%	7/26/28	3,172,050	3,091,195	(d)(h)(i)

Airlines - 0.6%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	2,430,000	2,411,167	(d)(h)(i)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,210,000	1,252,011	(d)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,210,000	1,257,493	(d)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	2,571,469	2,556,567	(d)(h)(i)

Total Airlines				7,477,238

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.5%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	4.514%	11/23/27	653,486	$615,800	(d)(h)(i)
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/26/29	3,790,000	3,617,555	(d)(h)(i)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	3.764%	6/9/28	2,750,000	2,683,739	(d)(h)(i)

Total Building Products				6,917,094

Commercial Services & Supplies - 2.0%
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	4.514%	5/12/28	1,081,241	1,054,886	(d)(h)(i)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	4.264%	1/29/27	2,013,581	2,007,912	(d)(h)(i)
Amentum Government Services Holdings LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 8.750%)	10.000%	1/31/28	1,730,000	1,725,675	(d)(g)(h)(i)
Garda World Security Corp., Fourth Additional Term Loan (1 mo. Term SOFR + 4.250%)	4.874%	2/1/29	2,440,000	2,414,087	(d)(h)(i)
Garda World Security Corp., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.670% + 4.250%)	4.920%	10/30/26	647,086	642,314	(d)(h)(i)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.250%)	5.014%	8/31/28	3,112,200	3,092,749	(d)(g)(h)(i)
LTR Intermediate Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.506%	5/5/28	3,086,714	3,058,409	(d)(h)(i)
Madison IAQ LLC, Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.524%	6/21/28	1,111,600	1,080,336	(d)(h)(i)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.764%	5/14/26	3,697,602	3,673,179	(d)(h)(i)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Monitronics International Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 7.500%)	8.750%	3/29/24	2,134,964	$1,654,597	(d)(h)(i)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	181,579	180,217	(g)(j)
Thermostat Purchaser III Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	8/31/28	1,045,923	1,038,079	(d)(g)(h)(i)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.764%	8/27/25	4,935,690	4,930,039	(d)(h)(i)

Total Commercial Services & Supplies				26,552,479

Construction & Engineering - 0.3%
Brown Group Holding LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.506%	6/7/28	4,082,487	4,029,924	(d)(h)(i)
Tutor Perini Corp., Term Loan (the greater of 12 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	8/18/27	650,100	639,536	(d)(h)(i)

Total Construction & Engineering				4,669,460

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.500%)	5.300%	4/5/29	3,650,000	3,563,313	(d)(h)(i)

TOTAL INDUSTRIALS				62,674,994

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.014%	4/6/26	4,940,041	4,766,522	(d)(h)(i)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.014%	11/29/25	747,743	714,386	(d)(h)(i)

Total Communications Equipment				5,480,908

IT Services - 1.5%
Amentum Government Services Holdings LLC, Term Loan 3	4.500%	2/15/29	5,190,000	5,169,240	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.934%	4/27/28	3,731,250	$3,599,481	(d)(h)(i)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	8.975%	4/27/29	3,680,000	3,402,086	(d)(h)(i)
UST Global Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.382%	11/20/28	3,950,100	3,902,383	(d)(h)(i)
VT Topco Inc., 2021 First Lien Delayed Draw Term Loan	—	8/1/25	101,689	100,990	(j)
VT Topco Inc., 2021 First Lien Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	8/1/25	1,527,585	1,517,090	(d)(h)(i)
VT Topco Inc., 2021 Second Lien Term Loan (3 mo. USD LIBOR + 6.750%)	7.756%	7/31/26	1,340,000	1,333,300	(d)(g)(h)(i)

Total IT Services				19,024,570

Software - 1.7%
Castle US Holding Corp., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.514%	1/29/27	521,167	502,642	(d)(h)(i)
Cloudera Inc., Second Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 6.000%)	6.500%	10/8/29	1,610,000	1,569,750	(d)(g)(h)(i)
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	4.514%	10/10/28	3,230,000	3,185,587	(d)(h)(i)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.764%	10/16/26	4,414,979	4,402,021	(d)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.764%	2/19/29	1,580,000	1,567,494	(d)(h)(i)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.230%	7/27/28	3,184,000	3,144,200	(d)(h)(i)
Magenta Buyer LLC, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.230% + 8.250%)	9.480%	7/27/29	3,620,000	3,561,175	(d)(h)(i)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	572,409	$569,547	(d)(g)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.514%	2/1/28	1,759,523	1,750,040	(d)(h)(i)
Peraton Corp., Second Lien Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	2/1/29	1,077,597	1,070,324	(d)(h)(i)
Seattle SpinCo Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.514%	6/21/24	179,940	178,254	(d)(h)(i)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	4.110%	3/5/27	638,630	633,042	(d)(h)(i)
Symplr Software Inc., First Lien Term Loan (3 mo. Term SOFR + 4.500%)	5.251%	12/22/27	762,300	757,726	(d)(h)(i)

Total Software				22,891,802

TOTAL INFORMATION TECHNOLOGY				47,397,280

MATERIALS - 0.4%
Chemicals - 0.3%
Hexion Holdings Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 4.500%)	5.122%	3/15/29	3,060,000	2,963,090	(d)(h)(i)
Meridian Adhesives Group Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	7/24/28	1,037,400	1,028,322	(d)(h)(i)

Total Chemicals				3,991,412

Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	5.000%	12/31/27	1,362,800	1,235,357	(b)(f)(g)(h)(i)

TOTAL MATERIALS				5,226,769

TOTAL SENIOR LOAN (Cost - $338,288,883)				334,347,723

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 13.5%
Alternative Loan Trust, 2005- IM1 A1 (1 mo. USD LIBOR + 0.600%)	1.268%	1/25/36	110,675	$105,120	(d)
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	25.929%	7/25/36	248,546	284,884	(d)
Arbor Multifamily Mortgage Securities Trust, 2021-MF2 C	2.809%	6/15/54	2,680,000	2,273,411	(a)(d)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	6.026%	8/10/45	1,042,701	427,507	(a)(d)
Banc of America Funding Corp., 2015-R3 1A2	0.847%	3/27/36	3,224,740	2,866,113	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	2.918%	4/25/35	12,333	12,349	(d)
BCAP LLC Trust, 2011-RR2 1A4	2.900%	7/26/36	2,570,180	1,391,034	(a)(d)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.192%	5/15/52	18,901,559	1,022,501	(d)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	5.945%	2/15/39	2,900,000	2,886,248	(a)(d)
BRAVO Residential Funding Trust, 2022-R1 A	3.125%	1/29/70	2,852,837	2,685,330	(a)
BX Commercial Mortgage Trust, 2018-BIOA D (1 mo. USD LIBOR + 1.321%)	1.875%	3/15/37	2,353,788	2,315,202	(a)(d)
BX Commercial Mortgage Trust, 2018-BIOA E (1 mo. USD LIBOR + 1.951%)	2.505%	3/15/37	2,355,606	2,316,512	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	3,335,000	2,790,250	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.454%	4/15/34	1,950,000	1,892,652	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,110,033	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	4.628%	2/15/39	3,201,574	3,121,270	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	6.042%	5/15/37	1,700,000	1,646,047	(a)(d)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	1.554%	8/15/36	3,552,224	$3,517,296	(a)(d)
BX Trust, 2021-LBA DJV (1 mo. USD LIBOR + 1.600%)	2.155%	2/15/36	2,390,000	2,311,972	(a)(d)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	2.491%	9/15/34	710,000	676,326	(a)(d)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.282%	2/15/38	600,000	593,578	(a)(d)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	2,030,000	1,795,506	(a)(d)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.504%	11/15/36	1,200,000	1,178,598	(a)(d)
CHT Mortgage Trust, 2017-CSMO C (1 mo. USD LIBOR + 1.500%)	2.054%	11/15/36	2,500,000	2,483,471	(a)(d)
CHT Mortgage Trust, 2017-CSMO E (1 mo. USD LIBOR + 3.000%)	3.554%	11/15/36	3,340,000	3,298,828	(a)(d)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.026%	9/15/50	21,606,254	819,467	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	1,344,528	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	26.852%	2/25/36	201,365	215,609	(d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	323,794	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.904%	7/15/32	2,900,000	2,417,875	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/22	2,960,000	2,893,310	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,099,365	(a)
CSWF, 2018-TOP F (1 mo. USD LIBOR + 2.750%)	3.304%	8/15/35	2,608,000	2,578,097	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	49,348	(a)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	2.468%	1/25/30	1,310,000	1,271,685	(a)(d)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	3.405%	7/15/38	1,292,048	1,268,587	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Extended Stay America Trust, 2021-ESH F (1 mo. USD LIBOR + 3.700%)	4.255%	7/15/38	2,673,546	$2,629,760	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.387%	8/25/42	19,810,000	50,250	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.968%	1/25/50	2,620,000	2,484,576	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.768%	6/25/50	1,237,801	1,289,648	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.289%	12/25/50	3,000,000	2,792,399	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	3.789%	10/25/33	1,340,000	1,270,168	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.339%	1/25/34	680,000	644,343	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,379,532	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,474,683	(a)(d)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,560,000	$2,358,504	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,772,347	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,600,871	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,957,339	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	11.418%	3/25/25	607,488	615,636	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.043%	9/25/47	633,264	571,473	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.689%	8/25/33	660,000	625,361	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	5.268%	12/25/42	630,000	631,807	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.589%	8/25/33	2,520,000	2,487,925	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.518%	10/25/29	610,000	$643,401	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.868%	1/25/30	1,769,352	1,784,249	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.818%	2/25/30	2,050,000	2,135,499	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.668%	5/25/30	2,440,000	2,493,747	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	4.218%	7/25/30	1,370,000	1,362,931	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	4.418%	10/25/30	1,660,000	1,659,584	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.668%	3/25/31	901,793	903,159	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	5.018%	4/25/31	1,060,000	1,075,189	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	3.068%	4/25/31	647,990	648,239	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.768%	7/25/39	631,929	633,097	(a)(d)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	4.068%	10/25/39	2,700,000	$2,621,135	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	3.389%	10/25/41	1,130,000	1,061,861	(a)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	5,619	5,327	(d)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.081%	3/16/47	898,029	1,283	(d)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	1,060,255	11	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.000%)	4.554%	9/15/31	1,159,035	433,831	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.004%	11/15/32	2,030,000	1,965,726	(a)(d)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	3.804%	12/15/36	3,740,000	3,609,372	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.555%	5/15/26	1,300,000	1,264,767	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	3.055%	5/15/26	1,300,000	1,266,254	(a)(d)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	2,285,219	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	635,381	611,469	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	1.068%	4/25/36	1,654,905	1,375,332	(a)(d)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	1.494%	6/20/35	2,031,865	1,971,686	(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	1.308%	8/25/35	61,902	$59,770	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	1.208%	11/25/36	1,178,302	976,397	(d)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. USD LIBOR + 0.340%)	1.008%	1/25/37	3,756	2,653	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.912%	6/15/35	2,750,000	27,536	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.150%)	3.588%	7/5/33	2,640,000	2,576,041	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	3.154%	9/15/29	2,340,000	2,254,623	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	4.820%	11/15/38	2,880,000	2,781,839	(a)(d)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.854%	8/15/38	2,720,000	2,653,973	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,398,844	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	19,515	16,737	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.705%	11/15/38	2,040,000	1,996,082	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.504%	5/15/23	2,600,000	2,505,814	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	54,989	27,070	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,803	5,318	(a)(d)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	22,738	$22,406	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.219%	10/15/54	9,000,733	631,559	(d)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	1.168%	4/25/35	994,706	790,915	(d)
Multifamily CAS Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	3.918%	10/15/49	2,130,000	2,032,065	(a)(d)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	4.418%	3/25/50	1,790,000	1,720,454	(a)(d)
Multifamily Trust, 2016-1 B	11.197%	4/25/46	579,999	642,226	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,595,216	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	565,923	(a)(d)
New Residential Mortgage Loan Trust, 2017-5A B5	2.647%	6/25/57	1,003,650	965,069	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.918%	5/25/55	2,700,000	2,674,717	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.737%	10/26/36	1,847,259	1,645,647	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	1.521%	11/25/47	1,633,532	1,462,555	(a)(d)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	2.418%	1/25/30	2,580,000	2,467,570	(a)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.989%	12/27/33	2,710,000	2,560,966	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	2,186,784	2,060,379	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2018-2 BX	2.482%	11/25/57	3,805,814	1,675,892	(a)(d)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,390,269	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.954%	5/15/38	1,570,000	$1,509,451	(a)(d)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	6,190,000	5,070,114	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.955%	11/15/27	1,450,000	15	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	1.088%	5/25/46	125,657	88,541	(d)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	1.018%	4/25/35	1,605,517	1,543,164	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	3.927%	11/11/34	2,276,326	2,152,985	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	4.699%	11/11/34	1,126,012	1,089,108	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	24,135	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	2,442	(a)(d)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	2.584%	12/15/33	1,310,000	1,270,046	(a)(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.780%)	1.448%	1/25/45	1,013,916	989,396	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	1.208%	12/25/45	36,288	36,268	(d)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.219%	2/25/46	404,013	$385,117	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	53,344	52,186	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $195,092,978)				181,132,186

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 9.3%
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	1.388%	6/25/35	1,214,530	1,178,603	(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.854%	4/17/29	800,000	783,037	(a)(d)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	2.124%	4/15/31	250,000	248,554	(a)(d)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	6.444%	4/15/31	750,000	682,737	(a)(d)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	7.813%	4/20/31	1,000,000	998,073	(a)(d)
Ares XLIV CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	4.444%	4/15/34	2,750,000	2,716,021	(a)(d)
Ares XXXIIR CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	3.406%	5/15/30	1,000,000	951,089	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.265%	8/5/27	300,000	300,801	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,554,013	(a)
Barings CLO Ltd., 2016-2A ER2 (3 mo. USD LIBOR + 6.500%)	7.563%	1/20/32	500,000	482,334	(a)(d)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	6.743%	1/20/32	1,500,000	1,409,476	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	4.834%	4/24/34	2,150,000	$2,109,668	(a)(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	4.663%	1/20/32	390,000	385,109	(a)(d)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	625,424	557,133	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.270%	8/20/32	400,000	390,810	(a)(d)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	7.574%	4/19/34	1,380,000	1,319,224	(a)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	1.268%	7/25/36	2,640,000	2,499,836	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	8.044%	4/15/29	500,000	496,434	(a)(d)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	7.454%	4/15/34	2,370,000	2,271,069	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	4.763%	7/20/31	660,000	646,508	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.063%	4/20/29	1,300,000	1,298,198	(a)(d)
CIFC Funding Ltd., 2017-3A C (3 mo. USD LIBOR + 3.650%)	4.713%	7/20/30	2,770,000	2,700,854	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	6.444%	4/17/30	1,500,000	1,403,652	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.199%	8/9/24	955,000	935,168	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	959,799	938,568	(a)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.774%	2/15/29	409,177	$404,711	(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	490,015	478,842	(a)
Dryden 43 Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	7.463%	4/20/34	2,610,000	2,483,416	(a)(d)
Dryden 49 Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	4.444%	7/18/30	750,000	742,641	(a)(d)
Dryden 75 CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	7.644%	4/15/34	1,450,000	1,380,582	(a)(d)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	1.534%	4/25/33	2,541,134	2,008,548	(a)(d)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	2.255%	10/25/33	540,088	534,625	(d)
Flatiron CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 1.700%)	2.744%	4/17/31	1,700,000	1,688,194	(a)(d)
Fortress Credit BSL XII Ltd., 2021-4A E (3 mo. USD LIBOR + 7.130%)	8.174%	10/15/34	1,000,000	944,580	(a)(d)
Golub Capital Partners CLO 53B Ltd., 2021-53A E (3 mo. USD LIBOR + 6.700%)	7.763%	7/20/34	1,630,000	1,581,537	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.994%	4/15/31	1,070,000	992,867	(a)(d)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	4.694%	4/17/34	1,520,000	1,525,051	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	8.763%	1/20/33	350,000	343,520	(a)(d)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	9.263%	1/20/33	290,000	237,693	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	2,971,183	460,489	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.613%	12/25/35	1,190,000	$1,160,475	(d)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	6.263%	10/20/27	2,230,000	2,184,153	(a)(d)
KKR CLO 17 Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	8.434%	4/15/34	2,270,000	2,174,843	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	6.563%	10/20/28	600,000	566,121	(a)(d)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	1.943%	2/25/35	2,184,720	2,168,974	(d)
Madison Park Funding XXXV Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	7.163%	4/20/32	1,600,000	1,528,067	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	4.363%	1/20/33	460,000	454,203	(a)(d)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	4.593%	1/20/32	1,400,000	1,295,604	(a)(d)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.818%	8/25/37	1,942,135	1,845,124	(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	2,413,734	(a)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	3.713%	1/20/31	700,000	657,024	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	1.493%	12/25/33	1,979,630	1,946,626	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	1.478%	4/25/34	2,154,650	2,105,363	(d)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	4.164%	7/15/31	1,000,000	953,462	(a)(d)
MVW LLC, 2021-1WA D	3.170%	1/22/41	958,437	880,459	(a)

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	1.048%	3/26/35	1,400,000	$1,274,657	(d)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	1.168%	7/27/37	3,000,000	2,386,197	(d)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.958%	1/25/33	741,332	694,007	(d)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	891,097	(a)
Neuberger Berman CLO XVIII Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	7.018%	10/21/30	1,000,000	957,415	(a)(d)
Neuberger Berman Loan Advisers CLO 44 Ltd., 2021-44A E (3 mo. USD LIBOR + 6.000%)	7.044%	10/16/34	1,990,000	1,892,576	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	6.263%	10/20/27	750,000	746,564	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.936%	4/22/30	500,000	480,067	(a)(d)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	4.471%	10/13/31	1,770,000	1,672,682	(a)(d)
Ocean Trails CLO X, 2020-10A ER (3 mo. USD LIBOR + 7.570%)	8.614%	10/15/34	2,320,000	2,270,594	(a)(d)
Octagon Investment Partners 33 Ltd., 2017-1A C (3 mo. USD LIBOR + 2.750%)	3.813%	1/20/31	500,000	484,944	(a)(d)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.598%	8/25/35	1,050,000	976,902	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.093%	10/15/37	347,672	348,624	(d)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	3.063%	7/20/29	1,000,000	991,648	(a)(d)
Peace Park CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.000%)	7.063%	10/20/34	1,640,000	1,557,263	(a)(d)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,235,230	$1,011,175
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	5.863%	1/20/33	2,500,000	2,482,807	(a)(d)
RR 18 Ltd., 2021-18A D (3 mo. USD LIBOR + 6.250%)	7.294%	10/15/34	3,090,000	2,920,974	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	4.184%	6/22/30	605,000	576,266	(a)(d)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	8.313%	7/20/34	1,820,000	1,737,798	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	509,582	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,069,856	(a)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	3.644%	1/15/30	500,000	476,001	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.888%	2/25/36	3,121,518	94,162	(a)(d)
Sunnova Hellios II Issuer LLC, 2019-AA C	5.320%	6/20/46	2,036,511	2,039,297	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	6.244%	4/16/31	250,000	236,192	(a)(d)
Symphony CLO XX Ltd., 2018-20A E (3 mo. USD LIBOR + 6.290%)	7.334%	1/16/32	2,250,000	2,216,114	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. USD LIBOR + 3.100%)	4.121%	10/13/32	480,000	472,423	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. USD LIBOR + 6.750%)	7.771%	10/13/32	2,830,000	2,773,400	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	8.094%	4/15/35	1,190,000	1,136,693	(a)(d)

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Towd Point Mortgage Trust, 2015-1 B1	3.170%	10/25/53	1,230,000	$1,149,768	(a)(d)
Towd Point Mortgage Trust, 2015-2 1B3	3.312%	11/25/60	2,540,000	2,368,045	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,570,000	2,217,220	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	3.713%	10/20/28	250,000	249,226	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.784%	4/15/27	900,000	820,337	(a)(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.064%	6/7/30	300,000	291,841	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	8.013%	4/20/34	2,750,000	2,636,524	(a)(d)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.838%	7/25/47	4,874,810	3,940,210	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	4.694%	10/15/31	790,000	758,557	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	5.244%	7/15/33	1,810,000	1,765,046	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $131,610,349)				123,973,248

			FACE AMOUNT†
SOVEREIGN BONDS - 5.0%
Angola - 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	730,641	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	17,240

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	733,878		$232,280
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	420,422		120,493
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	2,039,000		1,875,370	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	8,133,871		3,385,805	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	710,000		585,750	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	637,561		457,769	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	330,000		236,940	(c)

Total Argentina					6,911,647

Australia - 0.1%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	1,785,086

Bahamas - 0.0%††
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000		631,807	(a)

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	1,800,000		1,688,850	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	1,900,000		1,730,676	(a)

Total Dominican Republic					3,419,526

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gabon - 0.1%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,260,000		$2,057,775	(a)

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,020,000		794,988	(c)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	690,000		438,198	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,560,000		965,016	(a)

Total Ghana					2,198,202

Indonesia - 2.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,600,000		3,533,051
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	1,030,000		1,040,763	(c)
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	3,718,284
Indonesia Treasury Bond	7.000%	5/15/27	265,378,000,000	IDR	18,724,084
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,123,075
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,287,273

Total Indonesia					31,426,530

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	151,265	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,182,501		1,129,479	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		866,389	(c)

Total Ivory Coast					2,147,133

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	2,610,000		2,734,844	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 0.3%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,087,000		$2,082,826
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,270,000		1,067,333
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,440,000		1,264,313

Total Mexico					4,414,472

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000		2,186,559

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	3,140,000		2,728,252

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,010,000		1,126,610	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,420,000		1,529,631	(a)

Total Qatar					2,656,241

Russia - 0.1%
Russian Federal Bond - OFZ	7.050%	1/19/28	1,577,079,000	RUB	1,464,352	*(m)

TOTAL SOVEREIGN BONDS (Cost - $96,540,932)					67,493,067

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
U.S. Government Obligations - 2.1%
U.S. Treasury Notes	0.875%	1/31/24	3,200,000		3,103,250
U.S. Treasury Notes	2.250%	3/31/24	24,580,000		24,374,526

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $27,647,077)					27,477,776

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 1.3%
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
MPLX LP	8.462%		302,326	$11,337,225	(f)(g)
Targa Resources Corp., Non Voting Shares	9.500%		5,960	6,391,516

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $16,415,111)				17,728,741

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	440,000	401,225

Interactive Media & Services - 0.0%††
Liberty TripAdvisor Holdings Inc., Senior Notes	0.500%	6/30/51	320,000	254,240	(a)

Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,630,000	1,401,800

TOTAL COMMUNICATION SERVICES				2,057,265

CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%††
Chegg Inc., Senior Notes	0.000%	9/1/26	980,000	765,380

Hotels, Restaurants & Leisure - 0.3%
DraftKings Inc., Senior Notes	0.000%	3/15/28	4,800,000	3,213,600
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	400,000	364,200	(a)

Total Hotels, Restaurants & Leisure				3,577,800

TOTAL CONSUMER DISCRETIONARY				4,343,180

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Halozyme Therapeutics Inc., Senior Notes	0.250%	3/1/27	1,830,000	1,579,519

INDUSTRIALS - 0.1%
Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,070,000	977,445

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $10,222,710)				8,957,409

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
90-Day Eurodollar Futures, Call @ $99.00		12/18/23	24	24	$6,750
E-mini S&P 500 Index Futures, Put @ $4,000.00		5/20/22	284	58,673,406	1,065,000
E-mini S&P 500 Index Futures, Put @ $4,200.00		5/20/22	116	23,965,194	880,150
E-mini S&P 500 Index Futures, Put @ $4,300.00		5/20/22	77	15,907,931	811,388
E-mini S&P 500 Index Futures, Put @ $3,900.00		7/15/22	69	14,255,159	430,388
U.S. Treasury Long-Term Bonds Futures, Call @ $143.00		5/20/22	150	150	161,719

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,105,402)					3,355,395

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Australian Dollar, Put @ 0.75AUD	BNP Paribas SA	7/22/22	15,110,000	15,110,000	53,951
U.S. Dollar/ Japanese Yen, Put @ 116.00JPY	Morgan Stanley & Co. Inc.	6/23/22	8,411,096	8,411,096	5,821
U.S. Dollar/ Japanese Yen, Put @ 113.00JPY	JPMorgan Chase & Co.	9/21/22	8,411,096	8,411,096	21,312
U.S. Dollar/ Mexican Peso, Put @ 20.10MXN	Goldman Sachs Group Inc.	7/21/22	15,330,000	15,330,000	159,506
U.S. Dollar/ Norwegian Krone, Put @ 8.69NOK	Morgan Stanley & Co. Inc.	7/21/22	15,110,000	15,110,000	55,205

TOTAL OTC PURCHASED OPTIONS (Cost - $666,335)					295,795

TOTAL PURCHASED OPTIONS (Cost - $1,771,737)					3,651,190

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc.	5.250%		29,825	$677,027
B Riley Financial Inc.	5.500%		32,400	804,816

TOTAL PREFERRED STOCKS (Cost - $1,555,625)				1,481,843

		MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	2,080	2,120
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	233	247

Total FHLMC				2,367

FNMA - 0.1%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	2,785	2,992
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	268,283
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	583,741	534,560	(d)

Total FNMA				805,835

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $892,346)				808,202

			SHARES/UNITS
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			44,473	487,869

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0	*(f)(g)(n)

TOTAL COMMON STOCKS (Cost - $515,341)				487,869

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $51,650)		5/28/28	53,943	$11,867	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,377,282,178)				1,272,822,114

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $15,077,130)	0.198%		15,077,130	15,077,130	(l)

TOTAL INVESTMENTS - 96.3% (Cost - $1,392,359,308)				1,287,899,244
Other Assets in Excess of Liabilities - 3.7%				49,424,999

TOTAL NET ASSETS - 100.0%				$1,337,324,243

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of April 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $15,462,239 and the cost was $15,467,130 (Note 2).

(m)	The coupon payment on this security is currently in default as of April 30, 2022.

(n)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	59

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put		5/20/22	$3,800.00		116	23,965,194	$(208,800)
E-mini S&P 500 Index Futures, Put		5/20/22	3,900.00		77	15,907,931	(199,237)
E-mini S&P 500 Index Futures, Put		7/15/22	3,600.00		69	14,255,159	(228,562)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $263,762)							$(636,599)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/Canadian Dollar, Put	Goldman Sachs Group Inc.	6/17/22	1.24	CAD	6,980,000	6,980,000	$(10,640)

See Notes to Schedule of Investments.

60	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	5/13/22	20.42	MXN	13,800,000	13,800,000	$(149,330)
U.S. Dollar/Norwegian Krone, Put	Citibank N.A.	6/17/22	8.58	NOK	12,740,000	12,740,000	(11,560)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $ 277,051)							$(171,530)

TOTAL WRITTEN OPTIONS (Premiums received - $ 540,813)							$(808,129)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
MXN	— Mexican Peso
NOK	— Norwegian Krone

At April 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	703	12/22	$172,186,764	$170,073,275	$(2,113,489)
90-Day Eurodollar	2,945	12/23	724,058,723	711,291,125	(12,767,598)
Australian 10-Year Bonds	25	6/22	2,327,310	2,192,774	(134,536)
U.S. Treasury 2-Year Notes	1,528	6/22	328,191,996	322,121,500	(6,070,496)
U.S. Treasury Ultra 10-Year Notes	52	6/22	7,276,243	6,708,000	(568,243)
U.S. Treasury Ultra Long- Term Bonds	796	6/22	142,489,658	127,708,250	(14,781,408)

					(36,435,770)

Contracts to Sell:
Euro-Bobl	19	6/22	2,671,647	2,549,202	122,445
Euro-Bund	41	6/22	7,196,543	6,643,221	553,322
Euro-Buxl	3	6/22	638,199	541,126	97,073
U.S. Treasury 5-Year Notes	471	6/22	54,977,812	53,068,456	1,909,356
U.S. Treasury 10-Year Notes	1,565	6/22	197,482,865	186,479,531	11,003,334
U.S. Treasury Long-Term Bonds	341	6/22	52,841,742	47,974,438	4,867,304
United Kingdom Long Gilt bonds	30	6/22	4,612,488	4,467,971	144,517

					18,697,351

Net unrealized depreciation on open futures contracts					$(17,738,419)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	61

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

At April 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,729,058	MXN	78,660,000	Citibank N.A.	5/17/22	$(111,755)
MXN	77,611,200	USD	3,680,000	JPMorgan Chase & Co.	5/17/22	109,602
NOK	40,140,631	USD	4,586,400	Citibank N.A.	6/21/22	(305,887)
USD	2,530,804	CAD	3,167,870	Citibank N.A.	6/21/22	65,245
CAD	3,167,870	USD	2,530,248	Goldman Sachs Group Inc.	6/21/22	(64,689)
USD	4,583,011	NOK	40,140,631	Morgan Stanley & Co. Inc.	6/21/22	302,498
USD	1,211,213	JPY	145,830,000	Morgan Stanley & Co. Inc.	6/27/22	84,948
EUR	11,438,914	USD	12,223,795	BNP Paribas SA	7/19/22	(104,896)
JPY	1,982,402,500	USD	15,605,966	BNP Paribas SA	7/19/22	(276,085)
USD	2,758,728	JPY	359,600,000	BNP Paribas SA	7/19/22	(22,052)
AUD	3,820,000	USD	2,836,021	Citibank N.A.	7/19/22	(133,148)
AUD	4,474,086	USD	3,346,773	Citibank N.A.	7/19/22	(181,095)
AUD	7,640,000	USD	5,641,556	Citibank N.A.	7/19/22	(235,808)
CAD	7,090,000	USD	5,666,696	Citibank N.A.	7/19/22	(149,425)
CAD	11,356,830	USD	9,091,282	Citibank N.A.	7/19/22	(253,665)
EUR	6,657,570	USD	7,276,105	Citibank N.A.	7/19/22	(222,776)
EUR	12,750,000	USD	13,510,410	Citibank N.A.	7/19/22	(2,487)
MXN	64,970,000	USD	3,164,175	Citibank N.A.	7/19/22	(30,395)
MXN	64,980,000	USD	3,164,400	Citibank N.A.	7/19/22	(30,137)
MXN	155,783,881	USD	7,740,699	Citibank N.A.	7/19/22	(226,578)
NZD	6,630,000	USD	4,332,301	Citibank N.A.	7/19/22	(54,729)
USD	3,938,892	CAD	4,930,000	Citibank N.A.	7/19/22	102,482
USD	409,913	CNY	2,630,000	Citibank N.A.	7/19/22	11,549
USD	718,740	CNY	4,610,000	Citibank N.A.	7/19/22	20,467
USD	7,195,957	IDR	103,700,942,322	Citibank N.A.	7/19/22	77,388
USD	13,832,429	IDR	198,951,830,000	Citibank N.A.	7/19/22	175,346
USD	114,902	NZD	165,641	Citibank N.A.	7/19/22	8,034
EUR	6,588,992	USD	7,304,029	Goldman Sachs Group Inc.	7/19/22	(323,355)
EUR	11,645,683	USD	12,667,476	Goldman Sachs Group Inc.	7/19/22	(329,515)

See Notes to Schedule of Investments.

62	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	670,973,499	USD	5,429,467	Goldman Sachs Group Inc.	7/19/22	$(240,841)
USD	1,753,973	EUR	1,660,000	Goldman Sachs Group Inc.	7/19/22	(4,706)
USD	3,296,923	EUR	3,130,000	Goldman Sachs Group Inc.	7/19/22	(19,140)
USD	2,071,598	GBP	1,650,932	Goldman Sachs Group Inc.	7/19/22	(5,096)
USD	3,425,136	GBP	2,630,000	Goldman Sachs Group Inc.	7/19/22	116,881
USD	3,630,670	GBP	2,920,000	Goldman Sachs Group Inc.	7/19/22	(42,374)
USD	20,218,378	GBP	15,475,341	Goldman Sachs Group Inc.	7/19/22	752,076
USD	156,126	CNY	1,000,000	JPMorgan Chase & Co.	7/19/22	4,656
USD	513,461	CNY	3,290,000	JPMorgan Chase & Co.	7/19/22	15,127
USD	5	INR	347	JPMorgan Chase & Co.	7/19/22	0 [1]
AUD	3,830,000	USD	2,742,734	Morgan Stanley & Co. Inc.	7/19/22	(32,784)
AUD	4,010,000	USD	2,863,264	Morgan Stanley & Co. Inc.	7/19/22	(25,954)
CAD	4,290,000	USD	3,359,202	Morgan Stanley & Co. Inc.	7/19/22	(20,825)
NOK	13,610,000	USD	1,534,342	Morgan Stanley & Co. Inc.	7/19/22	(82,627)
NOK	13,800,000	USD	1,554,395	Morgan Stanley & Co. Inc.	7/19/22	(82,414)
NOK	32,260,000	USD	3,522,966	Morgan Stanley & Co. Inc.	7/19/22	(81,943)
NOK	172,397,343	USD	19,845,669	Morgan Stanley & Co. Inc.	7/19/22	(1,456,853)
USD	2,798,586	AUD	3,733,000	Morgan Stanley & Co. Inc.	7/19/22	157,270
USD	2,830,604	AUD	3,780,000	Morgan Stanley & Co. Inc.	7/19/22	156,032
USD	625,700	BRL	2,980,896	Morgan Stanley & Co. Inc.	7/19/22	37,609
USD	13,204,500	EUR	12,500,000	Morgan Stanley & Co. Inc.	7/19/22	(38,562)
USD	36,432,346	EUR	33,263,043	Morgan Stanley & Co. Inc.	7/19/22	1,191,984
USD	3,385,248	NOK	29,430,000	Morgan Stanley & Co. Inc.	7/19/22	246,088
USD	5,978,700	MXN	122,679,935	Goldman Sachs Group Inc.	7/25/22	68,038
USD	5,439,600	NOK	48,363,484	Morgan Stanley & Co. Inc.	7/25/22	280,583
USD	5,244,889	AUD	7,101,700	BNP Paribas SA	7/26/22	219,502
USD	975,691	JPY	116,959,000	Morgan Stanley & Co. Inc.	9/26/22	66,884

Total						$(922,307)

[1]	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	63

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	—British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At April 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	16,960,000		11/18/23	3.970%**	CPURNSA**	$(62,601)	$637,412
	16,960,000		11/18/26	CPURNSA**	3.370%**	164,758	(806,735)
	19,280,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(33,038)	725,770
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	35,162	(496,081)
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	74,720	(888,370)

Total						$179,001	$(828,004)

See Notes to Schedule of Investments.

64	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	$1,835,000		6/20/26	1.478%	5.000% quarterly	$246,479	$326,257	$(79,778)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	3,670,000		6/20/26	1.478%	5.000% quarterly	492,959	649,364	(156,405)
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	1,790,000	EUR	12/20/24	0.716%	1.000% quarterly	14,119	11,292	2,827

Total						$753,557	$986,913	$(233,356)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.524%	1.000% quarterly	$(23,717)	$(21,543)	$(2,174)

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	65

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000	6/20/26	2.606%	5.000% quarterly	$522,913	$712,197	$(189,283)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
General Motors Co., 4.875%, due 10/2/23	$5,930,000	6/20/26	1.803%	5.000% quarterly	$(716,738)	$(957,228)	$240,490
Paramount Global, 4.750%, due 5/15/25	2,775,000	6/20/26	1.207%	1.000% quarterly	22,091	(34,455)	56,546
Walt Disney Co., 3.700%, due 9/15/24	2,775,000	6/20/26	0.488%	1.000% quarterly	(55,658)	(67,902)	12,244

Total	$11,480,000				$(750,305)	$(1,059,585)	$309,280

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$6,176,000	6/20/27	5.000% quarterly	$(93,057)	$(285,182)	$192,125

See Notes to Schedule of Investments.

66	Western Asset Income Fund 2022 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2022

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2022 Quarterly Report	67

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

68

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

69

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$66,021,882	$1,034,647		$67,056,529
Other Corporate Bonds & Notes	—	438,214,464	—		438,214,464
Senior Loans:
Consumer Discretionary	—	71,449,774	7,369,375		78,819,149
Consumer Staples	—	12,427,989	2,291,058		14,719,047
Financials	—	38,029,863	15,720,631		53,750,494
Health Care	—	46,180,877	5,142,585		51,323,462
Industrials	—	56,638,274	6,036,720		62,674,994
Information Technology	—	43,924,683	3,472,597		47,397,280
Materials	—	3,991,412	1,235,357		5,226,769
Other Senior Loans	—	20,436,528	—		20,436,528
Collateralized Mortgage Obligations	—	181,132,186	—		181,132,186
Asset-Backed Securities	—	123,973,248	—		123,973,248
Sovereign Bonds	—	67,493,067	—		67,493,067
U.S. Government & Agency Obligations	—	27,477,776	—		27,477,776
Convertible Preferred Stocks:
Energy	—	6,391,516	11,337,225		17,728,741
Convertible Bonds & Notes	—	8,957,409	—		8,957,409
Purchased Options:
Exchange-Traded Purchased Options	$3,355,395	—	—		3,355,395
OTC Purchased Options	—	295,795	—		295,795
Preferred Stocks	1,481,843	—	—		1,481,843
Mortgage-Backed Securities	—	808,202	—		808,202
Common Stocks:
Energy	487,869	—	—		487,869
Materials	—	—	0	*	0	*
Warrants	11,867	—	—		11,867

Total Long-Term Investments	5,336,974	1,213,844,945	53,640,195		1,272,822,114

Short-Term Investments†	15,077,130	—	—		15,077,130

Total Investments	$20,414,104	$1,213,844,945	$53,640,195		$1,287,899,244

70

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$18,697,351	—	—	$18,697,351
Forward Foreign Currency Contracts††	—	$4,270,289	—	4,270,289
Centrally Cleared Interest Rate Swaps††	—	1,363,182	—	1,363,182
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	753,557	—	753,557
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	309,280	—	309,280

Total Other Financial Instruments	$18,697,351	$6,696,308	—	$25,393,659

Total	$39,111,455	$1,220,541,253	$53,640,195	$1,313,292,903

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$636,599	—	—	$636,599
OTC Written Options	—	$171,530	—	171,530
Futures Contracts††	36,435,770	—	—	36,435,770
Forward Foreign Currency Contracts††	—	5,192,596	—	5,192,596
Centrally Cleared Interest Rate Swaps††	—	2,191,186	—	2,191,186
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	23,717	—	23,717
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	189,283	—	189,283
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	93,057	—	93,057

Total	$37,072,369	$7,861,369	—	$44,933,738

71

Notes to Schedule of Investments (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2021		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$1,265,761		—	—	$(231,114)	—
Information Technology	849,363		—	—	637	—
Senior Loans:
Consumer Discretionary	1,565,365		$5,401	$97	(163,029)	$6,862,085
Consumer Staples	—		637	—	(130,811)	2,421,232
Energy	3,656,238		1,213	(6,043)	(13,792)	—
Financials	6,220,927		21,904	819	(34,221)	10,144,050
Health Care	—		333	(23,302)	(35,169)	3,613,438
Industrials	12,198,918		765	(7,413)	(25,296)	4,389,767
Information Technology	—		429	—	(32,629)	1,601,950
Materials	1,221,719		—	—	(108,209)	121,847
Real Estate	4,979,342		195	3,538	(9,949)	—
Asset-Backed Securities	931,834		—	—	21,810	—
Convertible Preferred Stocks:
Energy	10,052,339		—	—	1,284,886	—
Common Stocks:
Materials	0	*	—	—	—	—

Total	$42,941,806		$30,877	$(32,304)	$523,114	$29,154,369

72

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2022[1]
Corporate Bonds & Notes:
Financials	—	—	—	$1,034,647		$(231,114)
Information Technology	$(850,000)	—	—	—		—
Senior Loans:
Consumer
Discretionary	(69,506)	—	$(831,038)	7,369,375		(152,357)
Consumer Staples	—	—	—	2,291,058		(130,811)
Energy	(2,229,795)	—	(1,407,821)	—		—
Financials	(1,827,598)	$1,194,750	—	15,720,631		(27,583)
Health Care	(1,928,150)	3,515,435	—	5,142,585		(35,169)
Industrials	(7,461,613)	—	(3,058,408)	6,036,720		(32,409)
Information Technology	—	1,902,847	—	3,472,597		(32,629)
Materials	—	—	—	1,235,357		(108,209)
Real Estate	(4,973,126)	—	—	—		—
Asset-Backed Securities	(15,076)	—	(938,568)	—		—
Convertible Preferred Stocks:
Energy	—	—	—	11,337,225		1,284,886
Common Stocks:
Materials	—	—	—	0	*	—

Total	$(19,354,864)	$6,613,032	$(6,235,835)	$53,640,195		$534,605

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

73

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended April 30, 2022. The following transactions were effected in such companies for the period ended April 30, 2022.

	Affiliate Value at July 31, 2021	Purchased		Sold		Realized Gain (Loss	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation	Affiliate Value at April 30, 2022
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$390,545	—	—	—	—	—	$11,319	$(5,436)	$385,109
Western Asset Premier Institutional Government Reserves, Premium Shares	28,204,225	$370,799,623	370,799,623	$383,926,718	383,926,718	—	5,275	—	15,077,130

	$28,594,770	$370,799,623		$383,926,718		—	$16,594	$(5,436)	$15,462,239

74